SIGNIFICANT ACCOUNTING POLICIES (Employee Related Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Severance expenses	$ 3,138	$ 2,819	$ 2,577
Contributions to employee benefits plan	$ 479	$ 411	$ 357